Income taxes - Expiration of non-capital losses for income tax purposes (Details) $ in Thousands	Dec. 31, 2022 CAD ($)
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 146,217
2026
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	3
2027
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	278
2032
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	176
2033
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	9,095
2037
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	5
2039
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	146
2040
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	112,450
2041
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	16,816
2042
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 7,248